Share Capital	12 Months Ended
Oct. 31, 2019
Share Capital
Share Capital

14.	Share Capital

The Company is authorized to issue an unlimited number of common shares at no par value and an unlimited number of preferred shares issuable in series.

During the year ended October 31, 2019, the following share transactions occurred:

i)	In connection with the Transaction disclosed in note 2, the Company completed a consolidation of its common shares on the basis of 1.4 pre-consolidated common shares for 1 post-consolidated common shares. Following this consolidation, the Company had 3,773,689 common shares outstanding.

ii)	In connection with the Transaction disclosed in note 2, the Company issued 60,746,202 common shares in exchange for the issued and outstanding common units and seed round preferred units of GR Unlimited.

iii)	In connection with the Transaction disclosed in note 2, the Company assigned CAD$369,508 ($279,888) of indebtedness to Novicius Subco which was subsequently converted (the “Debt Conversion”) into 839,790 units of Novicius Subco at CAD$0.44 per unit (the “Debt Conversion Units”). Each Debt Conversion Unit was comprised of one common share of Novicius Subco (a “Debt Conversion Share”) and one Novicius Subco purchase warrant (“Novicius Subco Warrants”). In accordance with the Definitive Agreement, upon close of the Transaction, the Debt Conversion Shares were exchanged for 839,790 common shares of the Company and the 839,790 Novicius Subco Warrants were exchanged, without additional consideration or action, for the same number of warrants of the Company. Of the deemed proceeds of the Debt Conversion Units of $279,888 related to the assigned indebtedness, $200,651 were assigned to the common shares of Novicius Subco and $79,237 were allocated to the Novicius Subco Warrants.

iv)	In connection with the Transaction disclosed in note 2, Grown Rogue Canada, completed a brokered private placement of 6,193,917 subscription receipts (the “Brokered Subscription Receipts”) for gross proceeds of CAD$2,725,323 ($2,064,377). Under its terms, each Brokered Subscription Receipt is automatically converted and immediately cancelled, without any further action by the holder of such Brokered Subscription Receipt, and for no additional consideration, into one unit of Grown Rogue Canada (the “Grown Rogue Canada Units”) upon the satisfaction of the following conditions, among others: (a) the completion of the acquisition of all outstanding units of Grown Rogue by the Company; (b) requisite shareholder and regulatory approvals of the Transaction including, but not limited to, conditional approval of the Exchange for the listing of the Shares issuable in connection thereto; and (c) all documents and instruments have been tabled for the concurrent closing of the Transaction (the “Closing”). Each Grown Rogue Canada Unit consists of one share in the capital of Grown Rogue Canada (the “Grown Rogue Canada Shares”) and one Grown Rogue Canada common share purchase warrant (the “Grown Rogue Canada Warrants”).The Grown Rogue Canada Shares and Grown Rogue Canada Warrants issued upon conversion of the Brokered Subscription Receipts were immediately exchanged, without additional consideration or action, for common shares and warrants of the Company upon close of the Transaction. Of the gross proceeds of $2,064,377, $584,430 was allocated to the Grown Rogue Canada Warrants.

The fair value of the Grown Rogue Canada Warrants of $584,430 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

In connection with the issuance of the Grown Rogue Canada Units, Grown Rogue Canada paid cash commissions and expenses of $200,567, of which $143,786 was allocated to the Grown Rogue Canada shares and $56,781 was allocated to the Grown Rogue Canada Warrants. Grown Rogue also issued 757,125 Grown Rogue Canada Broker Warrants with each Grown Rogue Canada Broker Warrant entitling the holder to acquire one Grown Rogue Canada Unit at an exercise price of CAD$0.44 per Grown Rogue Canada Unit for a period of 24 months. Of the fair value of the Grown Rogue Canada Broker Warrants of $133,690, $50,508 was allocated to the Grown Rogue Canada shares and $19,871 was allocated to the Grown Rogue Canada Warrants. The remaining $63,311 was expensed as a transaction cost in relation to the Transaction.

v)	In connection with the Transaction disclosed in note 2, the Company issued 100,000 common shares to a director of Grown Rogue Canada a payment for services rendered. The fair value of the common shares was estimated to by $23,860.

vi)	In connection with various service agreements, the Company issued 1,035,500 common shares to officers and directors resulting in an aggregate fair value of $255,360.

vii)	In connection with various debt settlement agreements, the Company issued 530,818 common shares to service providers with an aggregate fair value of $121,587. In connection with the debt settlements, the Company incurred a loss on debt settlement of $4,942.